Multi-Manager Directional Alternative Strategies Fund
First Quarter Report
July 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 62.6%
Issuer	Shares	Value ($)
Communication Services 4.6%
Diversified Telecommunication Services 0.2%
Deutsche Telekom AG, Registered Shares	10,852	389,217
GCI Liberty, Inc., Class C(a)	1,473	48,957
Total		438,174
Entertainment 1.3%
Spotify Technology SA(a),(b)	4,957	3,105,759
Walt Disney Co. (The)	5,922	705,369
Total		3,811,128
Interactive Media & Services 0.4%
Alphabet, Inc., Class A(b)	6,414	1,230,847
Media 2.6%
Informa PLC	54,751	626,080
MNTN, Inc.(a)	74,780	2,105,805
Omnicom Group, Inc.	6,870	494,983
Trade Desk, Inc. (The), Class A(a),(b)	49,062	4,266,432
Total		7,493,300
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.(b)	1,677	399,813
Total Communication Services		13,373,262
Consumer Discretionary 3.8%
Automobile Components 0.2%
Aptiv PLC(a)	7,672	526,606
Broadline Retail 0.1%
eBay, Inc.(b)	3,770	345,897
Diversified Consumer Services 0.5%
frontdoor, Inc.(a),(b)	26,174	1,531,179
Hotels, Restaurants & Leisure 1.7%
Booking Holdings, Inc.	237	1,304,462
Boyd Gaming Corp.	10,795	916,495
Churchill Downs, Inc.	2,614	279,803
Darden Restaurants, Inc.	1,695	341,831
Flutter Entertainment PLC(a)	3,899	1,180,868
Restaurant Brands International, Inc.	3,195	216,813
Wyndham Hotels & Resorts, Inc.	7,901	679,486
Total		4,919,758
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.2%
Lennar Corp., Class A	4,845	543,512
Specialty Retail 1.1%
Abercrombie & Fitch Co., Class A(a)	2,593	248,980
AutoNation, Inc.(a)	2,051	395,105
AutoZone, Inc.(a)	158	595,404
Best Buy Co., Inc.	3,152	205,069
Home Depot, Inc. (The)	938	344,724
Lowe’s Companies, Inc.	658	147,109
Restoration Hardware Holdings, Inc.(a)	987	202,947
Ross Stores, Inc.	2,998	409,347
TJX Companies, Inc. (The)	4,715	587,159
Total		3,135,844
Total Consumer Discretionary		11,002,796
Consumer Staples 2.8%
Beverages 0.8%
Coca-Cola Bottling Co. Consolidated	4,064	454,152
Coca-Cola Co. (The)	11,063	751,067
Coca-Cola Europacific Partners PLC	4,075	394,949
Primo Brands Corp., Class A	19,545	539,638
Total		2,139,806
Consumer Staples Distribution & Retail 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	5,832	617,609
Maplebear, Inc.(a)	7,077	339,484
Sysco Corp.	9,431	750,708
U.S. Foods Holding Corp.(a),(b)	15,323	1,276,865
Walmart, Inc.	5,695	557,996
Total		3,542,662
Food Products 0.4%
Kerry Group PLC, Class A	2,035	187,973
Lamb Weston Holdings, Inc.	3,714	211,958
Nomad Foods Ltd.	18,407	309,974
Simply Good Foods Co. (The)(a)	6,807	207,341
Toyo Suisan Kaisha Ltd.	3,900	249,166
Total		1,166,412

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.1%
Kenvue, Inc.	14,442	309,636
Tobacco 0.3%
Philip Morris International, Inc.(b)	4,857	796,791
Total Consumer Staples		7,955,307
Energy 2.1%
Energy Equipment & Services 1.3%
Saipem SpA	118,571	316,944
Solaris Energy Infrastructure, Inc., Class A(b)	106,517	3,479,910
Total		3,796,854
Oil, Gas & Consumable Fuels 0.8%
EQT Corp.	23,566	1,266,672
Marathon Petroleum Corp.(b)	3,603	613,195
Permian Resources Corp.	18,072	255,900
Total		2,135,767
Total Energy		5,932,621
Financials 8.9%
Banks 3.3%
AIB Group PLC	27,925	220,291
Bank of America Corp.(b)	30,402	1,437,102
BNP Paribas SA	1,843	168,042
Danske Bank A/S	5,236	207,720
East West Bancorp, Inc.(b)	5,104	511,676
Fifth Third Bancorp(b)	8,610	357,918
Huntington Bancshares, Inc.(b)	31,296	514,193
ING Groep NV	20,326	473,706
JPMorgan Chase & Co.(b)	6,858	2,031,614
M&T Bank Corp.	2,459	464,013
NatWest Group PLC	60,508	420,021
Nordea Bank Abp	29,319	428,078
Sumitomo Mitsui Financial Group, Inc.	7,500	189,200
United Overseas Bank Ltd.	5,500	152,805
Wells Fargo & Co.(b)	22,620	1,823,851
Total		9,400,230
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.1%
Blue Owl Capital, Inc.	15,307	296,191
Charles Schwab Corp. (The)	5,011	489,725
Evercore, Inc., Class A(b)	1,494	449,903
Goldman Sachs Group, Inc. (The)	381	275,688
Intercontinental Exchange, Inc.	1,811	334,727
LPL Financial Holdings, Inc.	2,782	1,100,921
Morgan Stanley	2,379	338,912
Total		3,286,067
Consumer Finance 0.4%
American Express Co.	1,428	427,415
Capital One Financial Corp.	1,388	298,420
SLM Corp.(b)	6,928	220,310
Synchrony Financial(b)	4,406	306,966
Total		1,253,111
Financial Services 1.4%
Apollo Global Management, Inc.	2,797	406,460
Berkshire Hathaway, Inc., Class B(a)	1,044	492,643
Corpay, Inc.(a)	2,565	828,623
Equitable Holdings, Inc.	3,833	196,825
Fidelity National Information Services, Inc.	9,263	735,575
Shift4 Payments, Inc., Class A(a)	3,983	410,249
Visa, Inc., Class A	901	311,268
Voya Financial, Inc.	1,834	128,380
WEX, Inc.(a)	2,700	458,136
Total		3,968,159
Insurance 2.7%
Accelerant Holdings, Class A(a)	15,003	413,183
Allstate Corp. (The)	2,680	544,710
Aon PLC, Class A	2,386	848,724
Arthur J Gallagher & Co.	1,645	472,526
Beazley PLC	42,148	496,619
Brown & Brown, Inc.	3,362	307,186
Chubb Ltd.	2,414	642,221
Everest Group Ltd.	1,597	536,273
First American Financial Corp.	4,064	244,043
Hiscox Ltd.	27,587	469,676
Lancashire Holdings Ltd.	31,037	256,591
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Markel Group, Inc.(a)	344	690,852
Progressive Corp. (The)	1,946	471,010
RenaissanceRe Holdings Ltd.	2,160	526,478
Travelers Companies, Inc. (The)	1,301	338,572
White Mountains Insurance Group Ltd.	224	400,467
Total		7,659,131
Total Financials		25,566,698
Health Care 11.8%
Biotechnology 3.0%
AbbVie, Inc.(b)	7,893	1,491,935
Akero Therapeutics, Inc.(a),(b)	49,384	2,412,408
Amgen, Inc.(b)	2,559	755,161
Ascendis Pharma A/S ADR(a),(b)	13,835	2,400,373
Exact Sciences Corp.(a)	33,638	1,579,304
Total		8,639,181
Health Care Equipment & Supplies 0.6%
Abbott Laboratories(b)	3,375	425,891
Establishment Labs Holdings, Inc.(a)	17,480	733,374
Medtronic PLC	5,822	525,377
Stryker Corp.	296	116,248
Zimmer Biomet Holdings, Inc.	385	35,285
Total		1,836,175
Health Care Providers & Services 2.3%
Cencora, Inc.	1,373	392,788
Centene Corp.(a)	1,573	41,008
Cigna Group (The)(b)	358	95,722
CVS Health Corp.	8,352	518,659
DaVita, Inc.(a)	1,393	195,535
Elevance Health, Inc.(b)	354	100,210
GeneDx Holdings Corp.(a)	22,774	2,321,809
HCA Healthcare, Inc.	1,463	517,887
Humana, Inc.	415	103,696
McKesson Corp.	625	433,463
Molina Healthcare, Inc.(a)	212	33,469
Quest Diagnostics, Inc.	3,048	510,266
Tenet Healthcare Corp.(a)	3,386	546,094
Common Stocks (continued)
Issuer	Shares	Value ($)
UnitedHealth Group, Inc.	2,249	561,261
Universal Health Services, Inc., Class B	2,003	333,399
Total		6,705,266
Health Care Technology 1.0%
Waystar Holding Corp.(a),(b)	75,693	2,799,127
Life Sciences Tools & Services 0.3%
ICON PLC(a)	1,674	283,224
IQVIA Holdings, Inc.(a)	966	179,541
QIAGEN NV	5,369	264,907
Total		727,672
Pharmaceuticals 4.6%
AstraZeneca PLC	3,382	493,406
Bristol-Myers Squibb Co.	14,701	636,700
Ipsen SA	1,062	125,138
Johnson & Johnson(b)	5,408	890,914
Merck & Co., Inc.	545	42,575
Novartis AG, ADR	4,095	465,765
Pfizer, Inc.	731	17,025
Sandoz Group AG, ADR	2,994	171,224
Sanofi SA	1,249	112,124
UCB SA	2,814	604,602
Verona Pharma PLC, ADR(a),(b)	92,001	9,668,385
Total		13,227,858
Total Health Care		33,935,279
Industrials 8.8%
Aerospace & Defense 1.3%
Airbus Group SE	3,542	712,138
Curtiss-Wright Corp.	859	421,099
Elbit Systems Ltd.	2,017	941,354
Howmet Aerospace, Inc.(b)	3,803	683,665
L3Harris Technologies, Inc.	3,756	1,032,224
Total		3,790,480
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	5,655	652,135
Expeditors International of Washington, Inc.	4,099	476,468
FedEx Corp.	1,609	359,595
Total		1,488,198

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.3%
Allegion PLC	3,743	621,038
Builders FirstSource, Inc.(a)	5,436	691,079
Masco Corp.	8,274	563,708
MasterBrand, Inc.(a),(b)	46,337	511,097
Resideo Technologies, Inc.(a),(b)	32,043	874,774
UFP Industries, Inc.	3,762	368,676
Total		3,630,372
Commercial Services & Supplies 0.2%
Brink’s Co. (The)	8,206	716,712
Construction & Engineering 0.3%
AECOM	6,447	726,835
Eiffage SA	1,659	222,696
Total		949,531
Electrical Equipment 0.4%
Acuity, Inc.	1,415	440,560
AMETEK, Inc.	1,967	363,600
Emerson Electric Co.	1,585	230,634
Total		1,034,794
Ground Transportation 0.7%
Canadian Pacific Kansas City Ltd.	6,177	454,318
Norfolk Southern Corp.	1,963	545,714
Uber Technologies, Inc.(a)	11,389	999,385
Total		1,999,417
Industrial Conglomerates 0.4%
3M Co.	3,547	529,283
Honeywell International, Inc.	2,236	497,175
Siemens AG, Registered Shares	991	252,411
Total		1,278,869
Machinery 1.3%
Andritz AG	3,025	210,513
Chart Industries, Inc.(a)	1,656	329,262
Cummins, Inc.	919	337,843
Flowserve Corp.	10,296	576,988
Fortive Corp.	5,742	275,214
IMI PLC	15,787	461,216
Nordson Corp.	2,654	568,513
Otis Worldwide Corp.	3,760	322,194
Common Stocks (continued)
Issuer	Shares	Value ($)
Parker-Hannifin Corp.	349	255,433
Westinghouse Air Brake Technologies Corp.(b)	1,512	290,380
Total		3,627,556
Marine Transportation 0.1%
Matson, Inc.	2,673	285,423
Passenger Airlines 0.2%
Delta Air Lines, Inc.	3,361	178,839
United Airlines Holdings, Inc.(a)	3,140	277,293
Total		456,132
Professional Services 1.7%
Equifax, Inc.	2,774	666,398
Huron Consulting Group, Inc.(a)	4,043	534,000
Jacobs Solutions, Inc.	8,613	1,221,926
KBR, Inc.(b)	12,878	601,918
Leidos Holdings, Inc.	2,199	351,070
SS&C Technologies Holdings, Inc.	8,781	750,600
Upwork, Inc.(a),(b)	51,924	621,011
Total		4,746,923
Trading Companies & Distributors 0.4%
Ferguson Enterprises, Inc.	1,760	393,061
Herc Holdings Inc	3,619	422,735
Rexel SA	13,497	407,940
Total		1,223,736
Total Industrials		25,228,143
Information Technology 12.8%
Communications Equipment 0.2%
InterDigital, Inc.	2,718	701,787
Electronic Equipment, Instruments & Components 2.3%
Advanced Energy Industries, Inc.	10,775	1,496,863
Arrow Electronics, Inc.(a),(b)	2,426	281,416
CDW Corp.(b)	1,486	259,129
Celestica, Inc.(a)	4,508	900,969
Flex Ltd.(a)	24,310	1,212,340
Jabil, Inc.(b)	2,408	537,393
Keysight Technologies, Inc.(a)	3,331	545,984
Ralliant Corp.(a)	1,914	87,508
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trimble Navigation Ltd.(a)	7,829	656,775
Zebra Technologies Corp., Class A(a)	1,451	491,918
Total		6,470,295
IT Services 1.5%
Capgemini SE	2,015	299,986
Twilio, Inc., Class A(a),(b)	30,963	3,994,227
Total		4,294,213
Semiconductors & Semiconductor Equipment 4.2%
Applied Materials, Inc.	2,004	360,840
Broadcom, Inc.(b)	4,411	1,295,511
Cirrus Logic, Inc.(a)	7,193	724,407
Credo Technology Group Holding Ltd.(a)	1,346	150,146
Lam Research Corp.	5,895	559,082
Microchip Technology, Inc.	7,591	513,076
Micron Technology, Inc.	2,970	324,146
MKS, Inc.(b)	29,420	2,800,195
NXP Semiconductors NV	1,723	368,326
Silicon Motion Technology Corp., ADR(b)	39,054	2,989,193
Tower Semiconductor Ltd.(a),(b)	45,172	2,066,619
Total		12,151,541
Software 3.9%
Adeia, Inc.(b)	31,859	412,574
Check Point Software Technologies Ltd.(a)	2,045	380,779
Gen Digital, Inc.(b)	26,630	785,319
Microsoft Corp.(b)	8,083	4,312,280
Monday.com Ltd.(a),(b)	8,592	2,253,596
NiCE Ltd., ADR(a)	2,660	415,093
Oracle Corp.(b)	3,573	906,720
Rubrik, Inc., Class A(a)	3,966	376,572
Salesforce, Inc.	1,868	482,560
Samsara, Inc., Class A(a),(b)	21,497	817,531
Total		11,143,024
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.7%
Dell Technologies, Inc.	3,286	436,019
NetApp, Inc.	4,639	483,059
Samsung Electronics Co., Ltd.	12,219	622,729
Seagate Technology Holdings PLC	2,845	446,694
Total		1,988,501
Total Information Technology		36,749,361
Materials 2.0%
Chemicals 0.7%
DuPont de Nemours, Inc.(b)	8,487	610,215
Methanex Corp.	19,179	641,346
Mosaic Co. (The)(b)	21,866	787,395
Total		2,038,956
Construction Materials 0.4%
CRH PLC	10,718	1,023,033
Containers & Packaging 0.0%
Smurfit WestRock PLC	3,262	144,768
Metals & Mining 0.9%
Endeavour Mining PLC	26,032	781,561
Freeport-McMoRan, Inc.	7,264	292,303
Kinross Gold Corp.	38,739	619,824
Reliance, Inc.	1,023	296,803
Vale SA ADR(b)	27,966	266,516
Wheaton Precious Metals Corp.	3,043	278,465
Total		2,535,472
Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	1,294	116,990
Total Materials		5,859,219
Real Estate 1.6%
Industrial REITs 0.1%
Americold Realty Trust, Inc.(b)	23,810	382,865
Office REITs 0.3%
BXP, Inc.	6,375	417,116
COPT Defense Properties	10,168	277,383
Total		694,499
Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.(a)	1,896	512,603

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.2%
Essex Property Trust, Inc.	1,043	271,368
Invitation Homes, Inc.	12,431	381,010
Total		652,378
Retail REITs 0.3%
Kimco Realty Corp.(b)	21,061	447,125
Regency Centers Corp.(b)	4,707	336,080
Total		783,205
Specialized REITs 0.5%
Extra Space Storage, Inc.	2,495	335,228
Lamar Advertising Co., Class A(b)	2,264	276,774
VICI Properties, Inc.(b)	19,548	637,265
Weyerhaeuser Co.(b)	10,526	263,676
Total		1,512,943
Total Real Estate		4,538,493
Utilities 3.4%
Electric Utilities 2.3%
American Electric Power Co., Inc.(b)	3,987	451,089
Enel SpA	62,393	550,200
Entergy Corp.	9,849	890,645
FirstEnergy Corp.	15,103	645,049
NextEra Energy, Inc.	6,644	472,123
NRG Energy, Inc.	5,105	853,556
OGE Energy Corp.(b)	18,043	819,513
PPL Corp.(b)	19,411	692,779
Scottish & Southern Energy PLC	22,888	561,036
Southern Co. (The)	6,828	645,109
Total		6,581,099
Independent Power and Renewable Electricity Producers 0.6%
Talen Energy Corp.(a)	2,587	976,773
Vistra Corp.	2,981	621,658
Total		1,598,431
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.5%
CenterPoint Energy, Inc.(b)	18,285	709,824
NiSource, Inc.	19,516	828,454
Total		1,538,278
Total Utilities		9,717,808
Total Common Stocks (Cost $136,012,254)		179,858,987

Exchange-Traded Equity Funds 15.9%
	Shares	Value ($)
International 4.3%
iShares Core MSCI International Developed Markets ETF	163,520	12,239,472
U.S. Mid Large Cap 11.6%
iShares Core S&P 500 ETF	52,780	33,510,022
Total Exchange-Traded Equity Funds (Cost $42,703,973)		45,749,494

Limited Partnerships 0.3%
Issuer	Shares	Value ($)
Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Energy Transfer Equity LP	26,576	479,431
Enterprise Products Partners LP(b)	14,913	462,154
Total		941,585
Total Energy		941,585
Total Limited Partnerships (Cost $886,892)		941,585

Warrants —%

Information Technology —%
Software —%
Constellation Software, Inc.(a),(c),(d) 03/31/2040	100	—
Total Information Technology		—
Total Warrants (Cost $—)		—

Call Option Contracts Purchased 0.8%
Value ($)
(Cost $1,717,239)	2,219,038

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Put Option Contracts Purchased 0.7%
Value ($)
(Cost $3,094,312)	2,142,326

Money Market Funds 15.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(e),(f)	44,629,049	44,615,661
Total Money Market Funds (Cost $44,619,064)		44,615,661
Total Investments (Cost $229,033,734)		275,527,091

Investments in Securities Sold Short

Common Stocks (22.9)%
Issuer	Shares	Value ($)
Communication Services (0.6)%
Diversified Telecommunication Services (0.4)%
Liberty Global Ltd., Class C(a)	(34,371)	(351,615)
Lumen Technologies, Inc.(a)	(60,580)	(269,581)
Telia Co. AB	(90,641)	(320,118)
TELUS Corp.	(10,504)	(169,204)
Total		(1,110,518)
Media (0.2)%
Dentsu, Inc.	(18,500)	(364,831)
Fuji Media Holdings, Inc.	(10,700)	(252,237)
Total		(617,068)
Total Communication Services		(1,727,586)
Consumer Discretionary (3.0)%
Automobile Components (0.3)%
Fox Factory Holding Corp.(a)	(7,563)	(229,688)
Nokian Renkaat OYJ	(38,014)	(341,280)
QuantumScape Corp.(a)	(35,673)	(306,788)
Total		(877,756)
Automobiles (0.2)%
Rivian Automotive, Inc.(a)	(15,160)	(195,109)
Thor Industries, Inc.	(4,107)	(373,696)
Total		(568,805)
Diversified Consumer Services (0.2)%
Service Corp. International	(7,039)	(537,146)

Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure (1.3)%
Choice Hotels International, Inc.	(3,558)	(454,392)
Cracker Barrel Old Country Store, Inc.	(3,854)	(238,948)
Hyatt Hotels Corp., Class A	(2,562)	(361,165)
InterContinental Hotels Group PLC	(1,150)	(132,296)
MGM Resorts International(a)	(5,347)	(194,898)
Royal Caribbean Cruises Ltd.	(4,778)	(1,518,783)
Seaworld Entertainment, Inc.(a)	(7,554)	(357,531)
Shake Shack, Inc., Class A(a)	(1,412)	(169,920)
Wendy’s Co. (The)	(20,675)	(203,649)
Total		(3,631,582)
Household Durables (0.3)%
KB Home	(7,560)	(417,766)
LGI Homes, Inc.(a)	(8,072)	(429,995)
Total		(847,761)
Leisure Products (0.1)%
Acushnet Holdings Corp.	(5,243)	(417,448)
Specialty Retail (0.4)%
CarMax, Inc.(a)	(3,709)	(209,966)
Carvana Co.(a)	(522)	(203,669)
Dick’s Sporting Goods, Inc.	(1,403)	(296,749)
Floor & Decor Holdings, Inc., Class A(a)	(1,505)	(115,343)
Tractor Supply Co.	(5,359)	(305,195)
Total		(1,130,922)
Textiles, Apparel & Luxury Goods (0.2)%
Birkenstock Holding PLC(a)	(3,005)	(150,520)
Lululemon Athletica, Inc.(a)	(1,265)	(253,670)
Moncler SpA	(2,311)	(123,252)
On Holding AG(a)	(3,243)	(157,513)
Total		(684,955)
Total Consumer Discretionary		(8,696,375)

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples (2.4)%
Beverages (0.4)%
Becle SAB de CV	(186,500)	(233,706)
Boston Beer Co., Inc. (The), Class A(a)	(784)	(162,351)
Brown-Forman Corp., Class B	(12,852)	(370,780)
National Beverage Corp.(a)	(4,805)	(220,165)
Treasury Wine Estates Ltd.	(36,892)	(178,396)
Total		(1,165,398)
Consumer Staples Distribution & Retail (1.1)%
Costco Wholesale Corp.	(220)	(206,721)
Dollar General Corp.	(2,213)	(232,144)
United Natural Foods, Inc.(a)	(8,365)	(231,208)
Wal-Mart Stores, Inc.	(27,494)	(2,693,862)
Total		(3,363,935)
Food Products (0.5)%
Hershey Co. (The)	(2,133)	(397,015)
Hormel Foods Corp.	(8,877)	(249,355)
Kellogg Co.	(2,967)	(236,856)
Kikkoman Corp.	(13,100)	(115,083)
Kraft Heinz Co. (The)	(8,544)	(234,618)
Lotus Bakeries NV	(26)	(219,815)
Total		(1,452,742)
Household Products (0.2)%
Church & Dwight Co., Inc.	(2,333)	(218,765)
Kimberly-Clark Corp.	(2,397)	(298,714)
Total		(517,479)
Personal Care Products (0.2)%
Beiersdorf AG	(2,184)	(271,389)
Coty, Inc., Class A(a)	(54,106)	(262,414)
Total		(533,803)
Total Consumer Staples		(7,033,357)
Energy (0.1)%
Oil, Gas & Consumable Fuels (0.1)%
Occidental Petroleum Corp.	(5,897)	(259,114)
PBF Energy, Inc., Class A	(3,476)	(78,558)
Total		(337,672)
Total Energy		(337,672)

Common Stocks (continued)
Issuer	Shares	Value ($)
Financials (4.5)%
Banks (1.7)%
Aozora Bank Ltd.	(33,800)	(495,893)
Bank of Hawaii Corp.	(9,010)	(557,539)
Commonwealth Bank of Australia	(5,875)	(666,986)
Cullen/Frost Bankers, Inc.	(1,671)	(212,902)
CVB Financial Corp.	(12,599)	(235,475)
First Financial Bankshares, Inc.	(17,014)	(589,025)
Glacier Bancorp, Inc.	(16,648)	(729,682)
Hang Seng Bank Ltd.	(40,800)	(594,321)
Texas Capital Bancshares, Inc.(a)	(5,040)	(423,209)
United Bankshares, Inc.	(6,846)	(243,170)
Total		(4,748,202)
Capital Markets (0.8)%
Blackstone, Inc.	(3,137)	(542,575)
EQT AB	(18,313)	(612,096)
Moelis & Co., Class A	(8,166)	(572,763)
T Rowe Price Group, Inc.	(4,329)	(439,177)
Total		(2,166,611)
Consumer Finance (0.2)%
Credit Acceptance Corp.(a)	(1,107)	(542,740)
Financial Services (0.4)%
Visa, Inc., Class A	(3,531)	(1,219,855)
Insurance (1.4)%
Cincinnati Financial Corp.	(1,908)	(281,449)
Erie Indemnity Co., Class A	(259)	(92,266)
Goosehead Insurance, Inc.	(16,945)	(1,540,470)
Kinsale Capital Group, Inc.	(908)	(400,146)
Lemonade, Inc.(a)	(3,641)	(137,193)
Oscar Health, Inc., Class A(a)	(61,621)	(865,775)
RLI Corp.	(3,539)	(233,539)
Swiss Re AG	(1,353)	(242,189)
Trupanion, Inc.(a)	(1,958)	(92,829)
Zurich Insurance Group AG	(373)	(254,426)
Total		(4,140,282)
Total Financials		(12,817,690)
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care (2.8)%
Biotechnology (0.5)%
Anavex Life Sciences Corp.(a)	(9,953)	(112,469)
ARS Pharmaceuticals, Inc.(a)	(6,949)	(122,858)
Ascendis Pharma A/S ADR(a)	(849)	(147,301)
Caris Life Sciences, Inc.(a)	(5,061)	(142,113)
GRAIL, Inc.(a)	(2,856)	(97,704)
Madrigal Pharmaceuticals, Inc.(a)	(400)	(121,004)
Myriad Genetics, Inc.(a)	(7,264)	(27,894)
Recursion Pharmaceuticals, Inc., Class A(a)	(19,801)	(117,816)
Rhythm Pharmaceuticals, Inc.(a)	(1,426)	(121,538)
TG Therapeutics, Inc.(a)	(3,343)	(118,676)
Vericel Corp.(a)	(9,940)	(347,304)
Total		(1,476,677)
Health Care Equipment & Supplies (0.1)%
Ambu A/S	(5,307)	(77,471)
Carl Zeiss Meditec AG	(2,412)	(133,002)
Dexcom, Inc.(a)	(1,558)	(125,840)
Neogen Corp.(a)	(10,391)	(48,318)
Total		(384,631)
Health Care Providers & Services (0.2)%
Hims & Hers Health, Inc.(a)	(2,218)	(146,787)
Hinge Health, Inc., Class A(a)	(3,232)	(145,279)
Omada Health, Inc.(a)	(6,831)	(119,679)
Total		(411,745)
Health Care Technology (0.0)%
Doximity, Inc., Class A(a)	(2,042)	(119,968)
Life Sciences Tools & Services (0.1)%
10X Genomics, Inc., Class A(a)	(9,014)	(121,238)
Oxford Nanopore Technologies PLC(a)	(48,846)	(130,932)
Total		(252,170)
Pharmaceuticals (1.9)%
Bristol-Myers Squibb Co.	(64,582)	(2,797,046)
Corcept Therapeutics, Inc.(a)	(1,780)	(119,563)
Zoetis, Inc.	(17,837)	(2,600,456)
Total		(5,517,065)
Total Health Care		(8,162,256)

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials (3.3)%
Aerospace & Defense (0.1)%
Northrop Grumman Corp.	(466)	(268,700)
Air Freight & Logistics (0.1)%
GXO Logistics, Inc.(a)	(4,331)	(215,294)
Building Products (0.4)%
Hayward Holdings, Inc.(a)	(29,402)	(452,203)
Simpson Manufacturing Co., Inc.	(1,656)	(297,136)
Trex Co., Inc.(a)	(5,722)	(367,581)
Total		(1,116,920)
Commercial Services & Supplies (0.4)%
Copart, Inc.(a)	(19,190)	(869,883)
Montrose Environmental Group, Inc.(a)	(11,073)	(251,246)
Tetra Tech, Inc.	(3,910)	(143,654)
Total		(1,264,783)
Construction & Engineering (0.1)%
Arcosa, Inc.	(2,065)	(177,342)
Electrical Equipment (0.2)%
Bloom Energy Corp., Class A(a)	(11,002)	(411,365)
nVent Electric PLC	(2,028)	(159,035)
Regal Rexnord Corp.	(943)	(144,166)
Total		(714,566)
Machinery (1.4)%
Husqvarna AB	(56,420)	(305,577)
Illinois Tool Works	(7,084)	(1,813,291)
Kornit Digital Ltd.(a)	(12,051)	(241,261)
Proto Labs, Inc.(a)	(12,744)	(549,521)
Spirax-Sarco Engineering PLC	(3,046)	(254,550)
Toro Co. (The)	(3,471)	(257,722)
VAT Group AG	(1,528)	(535,089)
Total		(3,957,011)
Marine Transportation (0.1)%
Kuehne + Nagel International AG, Registered Shares	(741)	(151,074)
Mitsui OSK Lines Ltd.	(5,200)	(174,784)
Total		(325,858)
Passenger Airlines (0.1)%
American Airlines Group, Inc.(a)	(20,834)	(239,383)

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services (0.3)%
Alight, Inc.	(40,046)	(214,646)
Booz Allen Hamilton Holdings Corp.	(2,027)	(217,558)
Dayforce, Inc.(a)	(2,646)	(152,595)
ICF International, Inc.	(2,226)	(186,739)
Total		(771,538)
Trading Companies & Distributors (0.1)%
SiteOne Landscape Supply, Inc.(a)	(2,290)	(315,631)
Total Industrials		(9,367,026)
Information Technology (4.2)%
Communications Equipment (0.2)%
Ciena Corp.(a)	(6,860)	(636,882)
Electronic Equipment, Instruments & Components (0.7)%
Cognex Corp.	(14,854)	(605,597)
Keysight Technologies, Inc.(a)	(5,579)	(914,454)
Novanta, Inc.(a)	(4,789)	(589,143)
Total		(2,109,194)
IT Services (0.2)%
Amdocs Ltd.	(3,590)	(306,442)
Infosys Ltd., ADR	(18,298)	(305,943)
Total		(612,385)
Semiconductors & Semiconductor Equipment (2.7)%
BE Semiconductor Industries NV	(7,834)	(1,058,466)
Broadcom, Inc.	(8,215)	(2,412,746)
Entegris, Inc.	(4,025)	(315,802)
Micron Technology, Inc.	(15,301)	(1,669,951)
Monolithic Power Systems, Inc.	(694)	(493,601)
Onto Innovation, Inc.(a)	(4,427)	(419,458)
Power Integrations, Inc.	(10,681)	(518,242)
Universal Display Corp.	(5,666)	(818,170)
Total		(7,706,436)
Software (0.1)%
Blackline, Inc.(a)	(4,442)	(238,891)
Technology Hardware, Storage & Peripherals (0.3)%
Apple, Inc.	(3,904)	(810,353)
Total Information Technology		(12,114,141)

Common Stocks (continued)
Issuer	Shares	Value ($)
Materials (0.6)%
Chemicals (0.2)%
Axalta Coating Systems Ltd.(a)	(6,660)	(188,611)
BASF SE	(3,538)	(173,395)
Ganfeng Lithium Group Co., Ltd., Class H	(35,000)	(116,178)
Total		(478,184)
Containers & Packaging (0.3)%
Amcor PLC	(30,498)	(285,156)
Graphic Packaging Holding Co.	(6,147)	(137,447)
Greif, Inc., Class A	(7,380)	(468,114)
Total		(890,717)
Paper & Forest Products (0.1)%
Stora Enso OYJ, Class R	(25,922)	(266,724)
Total Materials		(1,635,625)
Real Estate (1.0)%
Diversified REITs (0.1)%
Nomura Real Estate Master Fund, Inc.	(355)	(373,881)
Industrial REITs (0.1)%
Segro PLC	(37,669)	(321,043)
Office REITs (0.2)%
SL Green Realty Corp.	(9,697)	(555,153)
Real Estate Management & Development (0.2)%
Sagax AB, Class B	(20,751)	(439,208)
Residential REITs (0.1)%
Mid-America Apartment Communities, Inc.	(2,635)	(375,303)
Retail REITs (0.2)%
Unibail-Rodamco-Westfield	(5,048)	(489,350)
Specialized REITs (0.1)%
Digital Realty Trust, Inc.	(2,131)	(375,994)
Total Real Estate		(2,929,932)
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities (0.4)%
Electric Utilities (0.4)%
Fortis, Inc.	(9,156)	(448,369)
Verbund AG	(7,367)	(548,544)
Total		(996,913)
Total Utilities		(996,913)
Total Common Stocks (Proceeds $68,196,223)		(65,818,573)

Preferred Stocks (0.1)%
Issuer	Shares	Value ($)
Consumer Discretionary (0.1)%
Automobiles (0.1)%
Dr. Ing. h.c. F. Porsche AG	(4,785)	(242,631)
Total Consumer Discretionary		(242,631)
Total Preferred Stocks (Proceeds $368,093)		(242,631)

Exchange-Traded Equity Funds (5.7)%
	Shares	Value ($)
U.S. Mid Large Cap (3.9)%
VanEck Vectors Semiconductor ETF(a)	(3,422)	(988,205)
iShares MSCI USA Momentum Factor ETF	(31,549)	(7,612,459)
Invesco S&P 500 High Beta ETF	(27,174)	(2,793,487)
Total		(11,394,151)
International Large Cap (1.4)%
Invesco QQQ Trust	(7,033)	(3,973,715)
U.S. Small Mid Cap (0.4)%
SPDR S&P Biotech ETF	(13,823)	(1,184,078)
Total Exchange-Traded Equity Funds (Proceeds $16,109,617)		(16,551,944)
Total Investments in Securities Sold Short (Proceeds $84,673,933)		(82,613,148)
Total Investments in Securities, Net of Securities Sold Short		192,913,943
Other Assets & Liabilities, Net		94,579,492
Net Assets		287,493,435
At July 31, 2025, securities and/or cash totaling $144,212,700 were pledged as collateral.
Investments in derivatives
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Akero Therapeutics, Inc.	Morgan Stanley	USD	552,005	113	47.50	01/16/2026	123,902	100,005
Amazon.com, Inc.	Morgan Stanley	USD	2,551,799	109	240.00	08/08/2025	56,979	58,860
argenx SE	Morgan Stanley	USD	2,748,353	41	600.00	08/15/2025	45,928	296,430
Astera Labs, Inc.	Morgan Stanley	USD	1,886,874	138	100.00	08/08/2025	110,568	520,260
Boot Barn Holdings, Inc.	Morgan Stanley	USD	1,186,110	69	170.00	08/15/2025	95,213	80,730
Futu Holdings Ltd.	Morgan Stanley	USD	215,152	14	150.00	08/08/2025	12,710	9,800
Futu Holdings Ltd.	Morgan Stanley	USD	1,060,392	69	180.00	08/15/2025	52,110	8,211
Glaukos Corp.	Morgan Stanley	USD	938,381	109	100.00	08/15/2025	65,617	1,635
Goosehead Insurance, Inc.	Morgan Stanley	USD	981,828	108	110.00	08/15/2025	47,715	7,560
Goosehead Insurance, Inc.	Morgan Stanley	USD	509,096	56	105.00	08/15/2025	38,804	4,200
Illinois Tool Works, Inc.	Morgan Stanley	USD	1,766,193	69	260.00	08/15/2025	37,821	16,215
Microchip Technology, Inc.	Morgan Stanley	USD	2,771,190	410	69.00	08/08/2025	119,186	91,225
MKS, Inc.	Morgan Stanley	USD	2,084,442	219	100.00	08/15/2025	105,087	60,772
MNTN, Inc.	Morgan Stanley	USD	1,396,736	496	25.00	12/19/2025	255,792	421,600
MongoDB, Inc.	Morgan Stanley	USD	1,617,652	68	250.00	08/01/2025	29,223	3,910
NRG Energy, Inc.	Morgan Stanley	USD	802,560	48	150.00	08/15/2025	29,841	91,200
NRG Energy, Inc.	Morgan Stanley	USD	1,554,960	93	165.00	08/15/2025	108,683	82,770
Reddit, Inc.	Morgan Stanley	USD	883,245	55	170.00	08/01/2025	38,955	41,938
Silicon Motion Technology Corp.	Morgan Stanley	USD	1,569,070	205	77.50	08/15/2025	78,807	41,000
Tower Semiconductor Ltd.	Morgan Stanley	USD	626,775	137	46.00	08/15/2025	35,295	30,825
Twilio, Inc.	Morgan Stanley	USD	890,100	69	120.00	08/08/2025	55,918	94,357
Upstart Holdings, Inc.	Morgan Stanley	USD	1,111,664	136	80.00	08/08/2025	122,035	127,500
Zoetis, Inc.	Morgan Stanley	USD	2,595,062	178	155.00	08/15/2025	51,050	28,035
Total							1,717,239	2,219,038

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Alkami Technology, Inc.	Morgan Stanley	USD	670,929	301	25.00	08/15/2025	23,355	88,042
argenx SE	Morgan Stanley	USD	1,541,759	23	570.00	08/15/2025	26,747	3,450
Ascendis Pharma A/S	Morgan Stanley	USD	3,192,400	184	165.00	08/15/2025	143,605	108,560
Axon Enterprise, Inc.	Morgan Stanley	USD	3,173,058	42	700.00	08/15/2025	130,133	89,880
Axon Enterprise, Inc.	Morgan Stanley	USD	1,057,686	14	710.00	08/15/2025	64,222	35,490
Commvault Systems, Inc.	Morgan Stanley	USD	2,602,315	137	160.00	08/15/2025	103,287	3,768
Commvault Systems, Inc.	Morgan Stanley	USD	398,895	21	155.00	08/15/2025	14,529	1,523
Exact Sciences Corp.	Morgan Stanley	USD	1,985,985	423	46.00	08/08/2025	83,499	83,542
Expedia Group, Inc.	Morgan Stanley	USD	1,477,804	82	180.00	08/15/2025	72,051	78,105
GeneDx Holdings Corp.	Morgan Stanley	USD	1,264,180	124	72.00	08/01/2025	91,770	8,370
GeneDx Holdings Corp.	Morgan Stanley	USD	356,825	35	74.00	08/01/2025	30,034	438
GeneDx Holdings Corp.	Morgan Stanley	USD	346,630	34	78.00	08/01/2025	28,833	425
GeneDx Holdings Corp.	Morgan Stanley	USD	346,630	34	77.00	08/01/2025	31,461	425
GeneDx Holdings Corp.	Morgan Stanley	USD	346,630	34	70.00	08/01/2025	23,783	170
GeneDx Holdings Corp.	Morgan Stanley	USD	214,095	21	75.00	08/01/2025	16,895	53
Home Depot, Inc. (The)	Morgan Stanley	USD	3,528,096	96	360.00	08/15/2025	70,104	36,000
Invesco QQQ Trust	Morgan Stanley	USD	7,740,637	137	550.00	08/15/2025	155,759	41,648
Invesco QQQ Trust	Morgan Stanley	USD	11,582,705	205	560.00	08/29/2025	251,356	169,945
iShares Expanded Tech-Software Sector ETF	Morgan Stanley	USD	4,589,226	411	110.00	08/01/2025	99,547	18,495
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	USD	6,635,475	275	240.00	09/19/2025	171,016	147,125
iShares Russell 2000 ETF	Morgan Stanley	USD	3,027,582	138	215.00	08/15/2025	77,404	34,431
iShares Russell 2000 ETF	Morgan Stanley	USD	3,005,643	137	216.00	08/22/2025	61,225	47,607
iShares Russell 2000 ETF	Morgan Stanley	USD	5,989,347	273	220.00	08/29/2025	107,569	151,651
iShares Russell 2000 ETF	Morgan Stanley	USD	6,033,225	275	220.00	09/30/2025	190,032	208,862
iShares Russell 2000 ETF	Morgan Stanley	USD	3,005,643	137	214.00	09/30/2025	82,423	73,774
Kinsale Capital Group, Inc.	Morgan Stanley	USD	749,173	17	470.00	08/15/2025	32,773	55,080
Micron Technology, Inc.	Morgan Stanley	USD	1,789,896	164	108.00	08/08/2025	32,480	38,376
PulteGroup, Inc.	Morgan Stanley	USD	767,856	68	110.00	08/01/2025	26,208	1,700
Roku, Inc.	Morgan Stanley	USD	517,880	55	90.00	08/01/2025	19,676	23,100
Silicon Motion Technology Corp.	Morgan Stanley	USD	3,138,140	410	67.50	08/15/2025	65,330	13,325
Snowflake, Inc.	Morgan Stanley	USD	1,072,800	48	210.00	08/08/2025	31,100	6,696
Snowflake, Inc.	UBS	USD	1,676,250	75	205.00	08/08/2025	25,086	5,850
Solaris Energy Infrastructure, Inc.	Morgan Stanley	USD	2,012,472	616	25.00	08/15/2025	101,261	10,780
Solaris Energy Infrastructure, Inc.	Morgan Stanley	USD	1,538,757	471	25.00	11/21/2025	191,782	87,135
Spotify Technology SA	Morgan Stanley	USD	3,258,008	52	600.00	08/15/2025	29,711	44,720
Trade Desk, Inc. (The)	Morgan Stanley	USD	834,816	96	84.00	08/08/2025	49,186	41,280
Trade Desk, Inc. (The)	Morgan Stanley	USD	591,328	68	80.00	08/08/2025	23,223	18,802
Trade Desk, Inc. (The)	Morgan Stanley	USD	1,191,352	137	83.00	08/15/2025	52,890	59,595
Trade Desk, Inc. (The)	Morgan Stanley	USD	1,191,352	137	80.00	08/15/2025	75,765	43,498
Twilio, Inc.	Morgan Stanley	USD	1,767,300	137	123.00	08/08/2025	58,448	76,035
Vertex Pharmaceuticals, Inc.	Morgan Stanley	USD	3,152,403	69	475.00	08/08/2025	128,754	184,575
Total							3,094,312	2,142,326

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Astera Labs, Inc.	Morgan Stanley	USD	(1,886,874)	(138)	120.00	08/08/2025	(39,067)	(299,460)
GeneDx Holdings Corp.	Morgan Stanley	USD	(693,260)	(68)	115.00	08/08/2025	(11,975)	(4,930)
Glaukos Corp.	Morgan Stanley	USD	(938,381)	(109)	120.00	08/15/2025	(10,834)	(545)
Reddit, Inc.	Morgan Stanley	USD	(883,245)	(55)	190.00	08/01/2025	(11,402)	(12,595)
Solaris Energy Infrastructure, Inc.	Morgan Stanley	USD	(669,735)	(205)	35.00	08/15/2025	(26,314)	(15,888)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	USD	(3,152,403)	(69)	500.00	08/01/2025	(21,184)	(11,040)
Total							(120,776)	(344,458)

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Axon Enterprise, Inc.	Morgan Stanley	USD	(1,057,686)	(14)	620.00	08/15/2025	(18,327)	(8,750)
Home Depot, Inc. (The)	Morgan Stanley	USD	(3,528,096)	(96)	330.00	08/15/2025	(11,121)	(5,184)
iShares Russell 2000 ETF	Morgan Stanley	USD	(1,557,669)	(71)	175.00	08/15/2025	(12,544)	(497)
iShares Russell 2000 ETF	Morgan Stanley	USD	(6,033,225)	(275)	195.00	08/29/2025	(21,608)	(17,875)
PulteGroup, Inc.	Morgan Stanley	USD	(1,547,004)	(137)	99.00	08/01/2025	(9,751)	(1,713)
Total							(73,351)	(34,019)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	926,463	445,075	(2,009)	—	—	443,066	—
Total return on CommVault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,450,931	341,334	(5,316)	—	—	336,018	—
Total return on argenx SE	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,301,502	267,740	(2,823)	—	—	264,917	—
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	656,216	162,748	(1,423)	—	—	161,325	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	3,431,070	144,117	(7,442)	—	—	136,675	—
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	263,688	126,676	(572)	—	—	126,104	—
Total return on Snowflake, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,592,846	130,502	(5,624)	—	—	124,878	—
Total return on Rubrik, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,338,311	116,608	(2,903)	—	—	113,705	—
Total return on Credo Technology Group Holding Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,223,899	106,893	(2,974)	—	—	103,919	—

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,254,808	96,662	(4,890)	—	—	91,772	—
Total return on Generac Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	718,751	78,504	(97)	—	—	78,407	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,529,574	65,572	(3,317)	—	—	62,255	—
Total return on Rubrik, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	602,471	52,494	(1,307)	—	—	51,187	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,146,933	48,176	(2,488)	—	—	45,688	—
Total return on Taiwan Semiconductor Manufacturing Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,535,365	49,969	(5,499)	—	—	44,470	—
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	325,424	45,251	(1,143)	—	—	44,108	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,038,473	44,519	(2,252)	—	—	42,267	—
Total return on Rubrik, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	381,326	33,225	(827)	—	—	32,398	—
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	64,744	31,103	(140)	—	—	30,963	—
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	119,104	29,539	(258)	—	—	29,281	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	680,279	29,163	(1,475)	—	—	27,688	—
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Silicon Motion Technology Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	376,987	28,445	(818)	—	—	27,627	—
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	53,476	25,690	(116)	—	—	25,574	—
Total return on MNTN, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	120,790	24,882	(262)	—	—	24,620	—
Total return on MNTN, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	110,095	22,679	(239)	—	—	22,440	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	466,927	20,017	(1,013)	—	—	19,004	—
Total return on CommVault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	130,383	18,158	(283)	—	—	17,875	—
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,608,096	20,741	(3,488)	—	—	17,253	—
Total return on Trade Desk, Inc., Class A	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	209,603	17,102	(455)	—	—	16,647	—
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,300,797	16,777	(2,821)	—	—	13,956	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	335,253	14,372	(727)	—	—	13,645	—
Total return on Solaris Energy Infrastructure, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	183,738	13,785	(399)	—	—	13,386	—
Total return on Silicon Motion Technology Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	169,456	12,786	(368)	—	—	12,418	—

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Rubrik, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	143,936	12,541	(312)	—	—	12,229	—
Total return on Powell Industries, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	562,042	12,214	(609)	—	—	11,605	—
Total return on Microsoft Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	214,468	11,736	(465)	—	—	11,271	—
Total return on argenx SE	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	53,372	10,980	(116)	—	—	10,864	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	258,781	10,869	(561)	—	—	10,308	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	283,145	9,630	(423)	—	—	9,207	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	208,723	8,948	(453)	—	—	8,495	—
Total return on Credo Technology Group Holding Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	84,842	7,410	(184)	—	—	7,226	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	173,645	7,445	(377)	—	—	7,068	—
Total return on MNTN, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	33,414	6,883	(72)	—	—	6,811	—
Total return on MNTN, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	31,406	6,469	(68)	—	—	6,401	—
Total return on MNTN, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	30,168	6,214	(65)	—	—	6,149	—
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on CommVault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	286,633	6,081	(78)	—	—	6,003	—
Total return on Snowflake, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	123,631	6,222	(268)	—	—	5,954	—
Total return on Solaris Energy Infrastructure, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	70,505	5,290	(153)	—	—	5,137	—
Total return on Taiwan Semiconductor Manufacturing Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	248,798	4,904	(540)	—	—	4,364	—
Total return on Twilio, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	207,533	4,672	(450)	—	—	4,222	—
Total return on Rubrik, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	38,954	3,394	(84)	—	—	3,310	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	645,393	4,192	(1,400)	—	—	2,792	—
Total return on CommVault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	19,341	2,694	(42)	—	—	2,652	—
Total return on Taiwan Semiconductor Manufacturing Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	144,303	2,844	(313)	—	—	2,531	—
Total return on Elbit Systems Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	46,935	2,070	(102)	—	—	1,968	—
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	160,362	2,069	(348)	—	—	1,721	—

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	295,833	1,922	(642)	—	—	1,280	—
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	102,930	1,327	(223)	—	—	1,104	—
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,940	932	(4)	—	—	928	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	186,592	1,212	(405)	—	—	807	—
Total return on Tower Semiconductor Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	142,556	1,099	(309)	—	—	790	—
Total return on Verona Pharma PLC, ADR	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	846,018	2,584	(1,835)	—	—	749	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	115,440	749	(250)	—	—	499	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	114,970	746	(249)	—	—	497	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	109,851	713	(238)	—	—	475	—
Total return on Samsara, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	42,962	468	(93)	—	—	375	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	80,498	523	(175)	—	—	348	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	54,761	356	(119)	—	—	237	—
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	52,977	344	(115)	—	—	229	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	38,934	252	(84)	—	—	168	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,852	79	(4)	—	—	75	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,366	57	(3)	—	—	54	—
Total return on Advanced Energy Industries, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	78,733	(104)	(171)	—	—	—	(275)
Total return on Cirrus Logic, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	39,120	(547)	(85)	—	—	—	(632)
Total return on Ascendis Pharma A/S	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	159,023	(1,137)	(345)	—	—	—	(1,482)
Total return on Ascendis Pharma A/S	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	235,563	(1,685)	(511)	—	—	—	(2,196)
Total return on Ascendis Pharma A/S	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	404,372	(2,892)	(877)	—	—	—	(3,769)
Total return on LENZ Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	44,082	(4,011)	(96)	—	—	—	(4,107)
Total return on LENZ Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	44,114	(4,014)	(96)	—	—	—	(4,110)
Total return on LENZ Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	44,278	(4,029)	(96)	—	—	—	(4,125)

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on LENZ Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	44,278	(4,029)	(96)	—	—	—	(4,125)
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	75,692	(4,200)	(164)	—	—	—	(4,364)
Total return on LENZ Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	54,987	(5,004)	(119)	—	—	—	(5,123)
Total return on LENZ Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	67,465	(6,139)	(146)	—	—	—	(6,285)
Total return on Akero Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	135,818	(7,635)	(295)	—	—	—	(7,930)
Total return on argenx SE	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	915,885	(8,258)	—	—	—	—	(8,258)
Total return on EQT Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	105,356	(8,122)	(229)	—	—	—	(8,351)
Total return on Powell Industries, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	571,021	(8,856)	(542)	—	—	—	(9,398)
Total return on Monday.com Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	128,179	(9,886)	(278)	—	—	—	(10,164)
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	187,675	(10,415)	(407)	—	—	—	(10,822)
Total return on Alkami Technology, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	53,237	(10,842)	(115)	—	—	—	(10,957)
Total return on LENZ Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	125,367	(11,407)	(272)	—	—	—	(11,679)
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Exact Sciences Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	113,081	(12,890)	(245)	—	—	—	(13,135)
Total return on Powell Industries, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	336,007	(13,552)	(182)	—	—	—	(13,734)
Total return on Alkami Technology, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	75,657	(15,407)	(164)	—	—	—	(15,571)
Total return on LENZ Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	220,047	(20,023)	(477)	—	—	—	(20,500)
Total return on MKS, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	254,500	(21,404)	(552)	—	—	—	(21,956)
Total return on Spotify Technology SA	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	187,561	(22,155)	(407)	—	—	—	(22,562)
Total return on EQT Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	287,181	(22,140)	(623)	—	—	—	(22,763)
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	405,155	(22,483)	(879)	—	—	—	(23,362)
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	463,123	(25,701)	(1,004)	—	—	—	(26,705)
Total return on Alkami Technology, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	171,915	(35,009)	(407)	—	—	—	(35,416)
Total return on EQT Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	479,082	(36,935)	(1,039)	—	—	—	(37,974)
Total return on Exact Sciences Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	357,047	(40,698)	(774)	—	—	—	(41,472)

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Allegro MicroSystems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	909,259	(50,384)	(493)	—	—	—	(50,877)
Total return on MKS, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	704,578	(59,257)	(1,528)	—	—	—	(60,785)
Total return on LENZ Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	660,338	(60,086)	(1,432)	—	—	—	(61,518)
Total return on LENZ Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	708,022	(64,424)	(1,536)	—	—	—	(65,960)
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	74,015	(454)	(77)	—	—	—	(531)
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	943,587	(5,781)	(985)	—	—	—	(6,766)
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	1,069,946	(6,555)	(1,117)	—	—	—	(7,672)
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	1,918,838	(11,756)	(2,003)	—	—	—	(13,759)
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	2,197,284	(13,462)	(2,294)	—	—	—	(15,756)
Total							2,176,670	(101,157)	—	—	2,772,439	(696,926)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	4.330%
CORRA	Canadian Overnight Repo Rate Average	2.770%
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(f)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	51,408,035	35,374,341	(42,167,191)	476	44,615,661	(274)	511,367	44,629,049
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
CAD	Canada Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Multi-Manager Directional Alternative Strategies Fund  | 2025

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1QT284_04_R01_(09/25)